Cost of sales, exclusive of depreciation and amortization (Tables)	6 Months Ended
Dec. 31, 2024
Cost of sales, exclusive of depreciation and amortization.
Schedule of inventory write-downs

	Three Months Ended December 31,		Six Months Ended December 31,
(in € thousands)	2023	2024	2023	2024
Inventory write-downs	(716)	(1,751)	(4,542)	(5,335)